Company level financial information - Condensed statement of profit or loss and other comprehensive income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Condensed statement of profit or loss and other comprehensive income
(Loss)/profit for the year/period	¥ 1,256,077	¥ 1,781,829	¥ 639,743	¥ (1,429,447)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of foreign operations	(32,504)	41,198	40,494	(16,548)
Other comprehensive (loss)/income for the year/period	(32,504)	41,198	40,494	(16,548)
Total comprehensive (loss)/income for the year/period	1,223,573	1,823,027	680,237	(1,445,995)
Parent company
Condensed statement of profit or loss and other comprehensive income
(Loss)/profit for the year/period	36,909	(17,196)	(11,625)	(1,581,674)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of foreign operations	(86,224)	383,743	174,150	(191,443)
Other comprehensive (loss)/income for the year/period	(86,224)	383,743	174,150	(191,443)
Total comprehensive (loss)/income for the year/period	¥ (49,315)	¥ 366,547	¥ 162,525	¥ (1,773,117)